UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Presima Inc.
Address: 1000, place Jean-Paul-Riopelle
         Centre CDP Capital
         Montreal, Quebec, Canada  H2Z 2B6

13F File Number:  28-12496

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jean-Guy Talbot
Title:     President
Phone:     514-673-1380

Signature, Place, and Date of Signing:

     /s/ Jean-Guy Talbot     Montreal, Quebec, Canada     May 15, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     18

Form13F Information Table Value Total:     $306,585 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALEXANDRIA REAL ESTATE EQ IN   COM              015271109    34021   366920 SH       SOLE                   366920        0        0
AVALONBAY CMNTYS INC           COM              053484101    16639   172390 SH       SOLE                   172390        0        0
CORPORATE OFFICE PPTYS TR      SH BEN INT       22002T108    19978   594400 SH       SOLE                   594400        0        0
DIGITAL RLTY TR INC            COM              253868103    12473   351360 SH       SOLE                   351360        0        0
DOUGLAS EMMETT INC             COM              25960P109    12413   562700 SH       SOLE                   562700        0        0
FEDERAL REALTY INVT TR         SH BEN INT NEW   313747206    13461   172690 SH       SOLE                   172690        0        0
GENERAL GROWTH PPTYS INC       COM              370021107     5131   134434 SH       SOLE                   134434        0        0
GRUBB & ELLIS CO               COM PAR $0.01    400095204     3736   543840 SH       SOLE                   543840        0        0
HOST HOTELS & RESORTS INC      COM              44107P104    11611   729320 SH       SOLE                   729320        0        0
LASALLE HOTEL PPTYS            COM SH BEN INT   517942108    12171   423630 SH       SOLE                   423630        0        0
MARRIOTT INTL INC NEW          CL A             571903202     7236   210600 SH       SOLE                   210600        0        0
MERUELO MADDUX PROPERTIES IN   COM              590473104     2072   815600 SH       SOLE                   815600        0        0
NATIONWIDE HEALTH PPTYS INC    COM              638620104    13874   411070 SH       SOLE                   411070        0        0
PROLOGIS                       SH BEN INT       743410102    29220   496440 SH       SOLE                   496440        0        0
SIMON PPTY GROUP INC NEW       COM              828806109    52963   570042 SH       SOLE                   570042        0        0
SL GREEN RLTY CORP             COM              78440X101    41495   509330 SH       SOLE                   509330        0        0
STARWOOD HOTELS&RESORTS WRLD   COM              85590A401     4658    90000 SH       SOLE                    90000        0        0
VENTAS INC                     COM              92276F100    13433   299120 SH       SOLE                   299120        0        0